Segment information (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information
Net revenues	25,856	23,611	25,891
Income from continuing operations before taxes	4,096	2,190	3,471
Switzerland
Segment Reporting Information
Net revenues	8,035	8,769	8,546
Income from continuing operations before taxes	642	1,680	455
EMEA
Segment Reporting Information
Net revenues	4,744	3,243	6,429
Income from continuing operations before taxes	157	(1,581)	1,350
Americas
Segment Reporting Information
Net revenues	10,810	9,763	9,182
Income from continuing operations before taxes	3,365	2,915	2,586
Asia Pacific
Segment Reporting Information
Net revenues	2,267	1,836	1,734
Income from continuing operations before taxes	(68)	(824)	(920)
Private Banking & Wealth Management
Segment Reporting Information
Net revenues	13,442	13,474	13,397
Income from continuing operations before taxes	3,240	3,775	2,961
Investment Banking
Segment Reporting Information
Net revenues	12,565	12,558	10,460
Income from continuing operations before taxes	1,719	2,002	(593)
Corporate Center
Segment Reporting Information
Net revenues	(790)	(2,781)	1,238
Income from continuing operations before taxes	(1,455)	(3,889)	391
Noncontrolling interests without SEI
Segment Reporting Information
Net revenues	639	360	796
Income from continuing operations before taxes	592	302	712
Bank
Segment Reporting Information
Net revenues	25,330	23,178	24,853
Net revenues of non-consolidated affiliate entities	659	684	707
Income from continuing operations before taxes	3,670	1,982	2,511
Income from continuing operatings before taxes of non-consolidated affiliate entities	243	237	259
Bank | Switzerland
Segment Reporting Information
Net revenues	7,479	7,968	7,754
Income from continuing operations before taxes	300	1,170	(176)
Bank | EMEA
Segment Reporting Information
Net revenues	4,797	3,444	6,389
Income from continuing operations before taxes	195	(1,374)	1,312
Bank | Americas
Segment Reporting Information
Net revenues	10,847	9,942	9,011
Income from continuing operations before taxes	3,317	3,023	2,330
Bank | Asia Pacific
Segment Reporting Information
Net revenues	2,207	1,824	1,699
Income from continuing operations before taxes	(142)	(837)	(955)
Bank | Private Banking & Wealth Management
Segment Reporting Information
Net revenues	13,442	13,474	13,397
Income from continuing operations before taxes	3,240	3,775	2,961
Bank | Investment Banking
Segment Reporting Information
Net revenues	12,565	12,558	10,460
Income from continuing operations before taxes	1,719	2,002	(593)
Bank | Adjustments
Segment Reporting Information
Net revenues	(677)	(2,854)	996
Income from continuing operatings before taxes of non-consolidated affiliate entities	(1,289)	(3,795)	143
Bank | of which Noncontrolling interest-related revenues
Segment Reporting Information
Net revenues	682	365	900
Bank | of which Noncontrolling interest income
Segment Reporting Information
Income from continuing operatings before taxes of non-consolidated affiliate entities	635	307	816